THE COMPANY AND BASIS OF PRESENTATION (Details - Balance sheet changes from split) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Offsetting Assets [Line Items]
Common shares issued and outstanding - post-2024 split, 825,459 and 491,345 shares	$ 8	$ 5
Common Stock, Shares, Issued	825,459	491,345
Common Stock, Shares, Outstanding	825,459	491,345
Additional paid-in capital - post-2024 split	$ 43,553,523	$ 41,596,106
Pre 2024 Split [Member]
Offsetting Assets [Line Items]
Common shares issued and outstanding - post-2024 split, 825,459 and 491,345 shares	$ 132	$ 79
Common Stock, Shares, Issued	13,206,229	7,861,515
Common Stock, Shares, Outstanding	13,206,229	7,861,515
Additional paid-in capital - post-2024 split	$ 43,553,399	$ 41,596,032
Post 2024 Split [Member]
Offsetting Assets [Line Items]
Common shares issued and outstanding - post-2024 split, 825,459 and 491,345 shares	$ 8	$ 5
Common Stock, Shares, Issued	825,459	491,345
Common Stock, Shares, Outstanding	825,459	491,345
Additional paid-in capital - post-2024 split	$ 43,553,523	$ 41,596,106